STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss)	$ (4,447,318)	$ (2,567,648)
Issuance of stock for services	750	37,658
Issuance of stock for Termination fee	5	0
Cancellation of stock issued for services	(15,220)	0
Depreciation	160	160
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(14,305)	37,818
Increase (Decrease) in Operating Liabilities
Accounts payable - period	951,180	(7,979)
Accrued expenses - period	3,409,791	2,506,826
Increase (Decrease) in Operating Liabilities	4,360,971	2,498,847
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	4,346,666	2,536,665
Net Cash Provided by (Used in) Operating Activities	(100,652)	(30,983)
Net Cash Provided by (Used in) Financing Activities
Bank indebtedness, for the period	(528)	2,337
Proceeds from related party loan	144,324	26,455
Repayment of related party loan	(27,579)	0
Due to related party	800	0
Net Cash Provided by (Used in) Financing Activities	117,017	28,792
Net Decrease in Cash	16,365	(2,191)
Cash, Beginning of Period	0	2,191
Cash, End of Period	$ 16,365	$ 0